OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities	$ 50,372	$ 25,921
Non-current liabilities	22	340
Total derivatives of no coverage		7,712
Derivative Foreign Currency Not Registered Coverage [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of derivatives of non coverage [Line Items]
Current liabilities		7,712
Non-current liabilities
Total derivatives of no coverage		$ 7,712